Stockholders' Equity (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY
STOCKHOLDERS’ EQUITY

Changes to equity during the three months ended March 31, 2015 are presented below (in millions):

	Tesoro Corporation Stockholders’ Equity	Noncontrolling Interest	Total Equity
Balance at December 31, 2014 (a)	$4,454	$2,522	$6,976
Net earnings	145	43	188
Purchases of common stock	(19)	—	(19)
Dividend payments	(54)	—	(54)
Shares issued for equity-based compensation awards (b)	6	—	6
Amortization of equity settled awards	10	—	10
Excess tax benefits from stock-based compensation arrangements, net	31	—	31
Taxes paid related to net share settlement of equity awards	(39)	—	(39)
Net proceeds from issuance of Tesoro Logistics LP common units	—	24	24
Distributions to noncontrolling interest	—	(44)	(44)
Transfers to (from) noncontrolling interest from (to) Tesoro related to:
TLLP’s sale of common units	—	(8)	(8)
Tesoro’s purchase of TLLP common units	8	—	8
Other	(1)	—	(1)
Balance at March 31, 2015 (a)	$4,541	$2,537	$7,078

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(a)	We have 5.0 million shares of preferred stock authorized with no par value per share. No shares of preferred stock were outstanding as of March 31, 2015 and December 31, 2014.

(b)
We issued approximately 0.2 million shares and less than 0.1 million shares for proceeds of $6 million and $1 million primarily for stock option exercises under our equity-based compensation plans during the three months ended March 31, 2015 and 2014, respectively.

Share Repurchases

We are authorized by our Board to purchase shares of our common stock in open market transactions at our discretion. The Board’s authorization has no time limit and may be suspended or discontinued at any time. Purchases of our common stock can also be made to offset the dilutive effect of stock-based compensation awards and to meet our obligations under employee benefit and compensation plans, including the exercise of stock options and vesting of restricted stock and to fulfill other stock compensation requirements. We purchased approximately 0.3 million shares and 1.9 million shares of our common stock for approximately $19 million and $100 million during the three months ended March 31, 2015 and 2014, respectively.

Cash Dividends

We paid cash dividends totaling $54 million for the three months ended March 31, 2015 based on a $0.425 per share quarterly cash dividend on common stock. We paid cash dividends totaling $33 million for the three months ended March 31, 2014 based on a $0.25 per share quarterly cash dividend on common stock. On May 7, 2015, our Board declared a cash dividend of $0.425 per share payable on June 15, 2015 to shareholders of record on May 29, 2015.

STOCKHOLDERS’ EQUITY

Share Repurchases

We are authorized by the Board of Directors (our “Board”) to purchase shares of our common stock in open market transactions at our discretion. The Board’s authorization has no time limit and may be suspended or discontinued at any time. Purchases of our common stock can also be made to offset the dilutive effect of stock-based compensation awards and to meet our obligations under employee benefit and compensation plans, including the exercise of stock options and vesting of restricted stock and to fulfill other stock compensation requirements. We purchased approximately 8.4 million shares of our common stock in each year for approximately $500 million and $436 million during the years ended December 31, 2014 and 2013, respectively. On July 30, 2014, our Board approved a new $1.0 billion share repurchase program, which became effective upon the full completion of the current $1.0 billion share repurchase authorization during December 2014.

Preferred Stock

We have 5.0 million shares of preferred stock authorized with no par value per share. No shares of preferred stock were outstanding as of December 31, 2014 and 2013.

Cash Dividends

We paid cash dividends totaling $141 million during the year ended December 31, 2014, based on a $0.30 per share and $0.25 per share quarterly cash dividend on common stock in the last half and first half of the year, respectively. We paid cash dividends totaling $121 million for the year ended December 31, 2013, based on a $0.25 per share quarterly cash dividend on common stock in the last half of the year and a $0.20 per share quarterly cash dividend on common stock in the first half of the year. We paid cash dividends totaling $38 million for the year ended December 31, 2012, based on a $0.15 per share quarterly cash dividend on common stock in the fourth quarter and a $0.12 per share quarterly cash dividend on common stock in the third quarter. We did not pay cash dividends during the first half of 2012. On February 5, 2015, our Board declared a cash dividend of $0.425 per share, payable on March 13, 2015 to shareholders of record on February 27, 2015.

Noncontrolling Interest

Amounts presented as noncontrolling interest, including net income (loss) attributable to noncontrolling interest, represent amounts allocable to third-party ownership of TLLP and two of its subsidiaries, QEPM and Rendezvous Gas Services, L.L.C. (“RGS”), which were acquired as part of its Rockies Natural Gas Business acquisition. The following reconciliation summarizes changes in noncontrolling interest for the years ended December 31, 2014 and 2013.

	2014	2013
Balance at beginning of year	$1,183	$486
Net earnings	45	42
Allocated equity on TLLP common unit issuance	960	712
Distributions to noncontrolling interest	(96)	(59)
Amortization of TLLP equity settled awards	2	2
Additional noncontrolling interest from Rockies Natural Gas Business (a)	432	—
Transfers to (from) noncontrolling interest from (to) Tesoro related to:
TLLP’s sale of common units	(56)	—
Tesoro’s purchase of TLLP common units (b)	53	—
Other	(1)	—
Balance at end of year	$2,522	$1,183
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(a)	Represents the preliminary fair value of noncontrolling interest related to QEPM and RGS that was recognized as part TLLP’s purchase price allocation for the Rockies Natural Gas Business acquisition.

(b)
Includes the net impact of $43 million to noncontrolling interest for the ownership changes that occurred as a result of TLLP’s October Equity Offering which included the sale of common units by TLLP to both the public and Tesoro in a single offering.